SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 8,734	$ 7,205
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	6,952	6,249
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	150	166
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 1,632	$ 790